Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Other Equity Instruments (Details) - Long-term incentive plan [member]				12 Months Ended
	Jan. 09, 2025 $ / shares	Jan. 31, 2024	Jan. 09, 2024	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Statement Line Items [Line Items]
Granted, weighted average exercise price (in CAD per share)	$ 0.55
Restricted share units [member]
Statement Line Items [Line Items]
Outstanding				1,146,080	0
Outstanding, weighted average exercise price (in CAD per share)				$ 0.57	$ 0
Granted	1,142,500	273,542	1,318,623	1,142,500	1,827,245
Granted, weighted average exercise price (in CAD per share)				$ 0.55	$ 0.57
Settled				(382,027)	(491,478)
Settled, weighted average exercise price, RSU (in CAD per share)				$ 0.53	$ 0.59
Forfeited				(179,597)	(189,687)
Forfeited, weighted average exercise price (in CAD per share)				$ 0.56	$ 0.57
Outstanding				1,726,956	1,146,080
Outstanding, weighted average exercise price (in CAD per share)				$ 0.56	$ 0.57
Deferred share units DSUs [member]
Statement Line Items [Line Items]
Outstanding				0	0
Granted	590,000			590,000	0
Settled				0	0
Forfeited				(110,000)	0
Outstanding				480,000	0